Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk management and strategy

We have implemented and maintain various information security processes designed to identify, assess and manage material risks from cybersecurity threats to our critical computer networks, third party hosted services, communications systems, hardware and software, and our critical data, including intellectual property, confidential information that is proprietary, strategic or competitive in nature, such as clients’ personal information and trading data (“Information Systems and Data”).

Our technology committee lead, Mr. Leaf Hua Li, together with our information security, security management engineering operations, legal and risk management departments (together, the “Cybersecurity Function Group”) help identify, assess and manage our cybersecurity threats and risks. The Cybersecurity Function Group identifies and assesses risks from cybersecurity threats by monitoring and evaluating our threat environment and our risk profile using various methods, including, for example, manual tools and automated tools, subscribing to reports and services that identify cybersecurity threats, analyzing reports of threats and factors, conducting scans of the threat environment, evaluating our and our industry’s risk profile, conducting threat assessments for internal and external threats, engaging third party threat assessments, and conducting vulnerability assessments to identify vulnerabilities. We also conduct internal and/or external audits at least once a year. If regulatory requirements become more stringent, we will adhere to the higher standards.

Depending on the environment, we implement and maintain various technical, physical, and organizational measures, processes, standards and policies designed to manage and mitigate material risks from cybersecurity threats to our Information Systems and Data, including, for example, adopting cybersecurity incident response policy, implementing incident detection and response measures, risk assessments processes, security standards, encryption of data, network security controls, data segregation, and access control.

Our assessment and management of material risks from cybersecurity threats are integrated into our overall risk management processes. For example, (i) cybersecurity risk is addressed as a component of our enterprise risk management program and identified in our risk register; (ii) the Cybersecurity Function Group works with management to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business; (iii) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the audit committee of our board of directors, which evaluates our overall enterprise risk.

We use third-party service providers to assist us from time to time to identify, assess, and manage material risks from cybersecurity threats, including, for example, cybersecurity consultants, cybersecurity software providers, penetration testing firms, and professional services firms including legal counsel.

We use third-party service providers to perform a variety of functions throughout our business, such as third-party application, hosting and supply chain service providers, including clearing systems, exchange systems, alternate trading systems, order-routing systems, internet service providers, communications facilities and other facilities. We have a vendor management program to manage cybersecurity risks associated with our use of these providers. The program includes risk assessment for each vendor, review of security assessment, report, audit, conducting security assessment calls with the vendor’s security personnel, and imposition of information contractual obligations on the vendor. Depending on the nature of the services provided, the sensitivity of the Information Systems and Data at issue, and the identity of the provider, our vendor management process may involve different levels of assessment designed to help identify cybersecurity risks associated with a provider and impose contractual obligations related to cybersecurity on the provider.

For a description of the risks from cybersecurity threats that may materially affect us and how they may do so, see “Item 3. Key Information—D. Risk Factors—Risks Related to Our Business and Industry—If we fail to protect our platform or the information of our users and clients, whether due to cyber-attacks, computer viruses, physical or electronic break-in, breaches by third parties or other reasons, we may be subject to liabilities imposed by relevant laws and regulations, and our reputation and business may be materially and adversely affected.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our assessment and management of material risks from cybersecurity threats are integrated into our overall risk management processes. For example, (i) cybersecurity risk is addressed as a component of our enterprise risk management program and identified in our risk register; (ii) the Cybersecurity Function Group works with management to prioritize our risk management processes and mitigate cybersecurity threats that are more likely to lead to a material impact to our business; (iii) our senior management evaluates material risks from cybersecurity threats against our overall business objectives and reports to the audit committee of our board of directors, which evaluates our overall enterprise risk.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our board of directors addresses the Company’s cybersecurity risk management as part of its general oversight function. The board of directors’ audit committee is responsible for overseeing Company’s cybersecurity risk management processes, including oversight and mitigation of risks from cybersecurity threats.

The audit committee receives reports promptly from the Cybersecurity Function Group concerning the Company’s material cybersecurity threats and risk and the processes the Company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	audit committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

The audit committee receives reports promptly from the Cybersecurity Function Group concerning the Company’s material cybersecurity threats and risk and the processes the Company has implemented to address them. The audit committee also has access to various reports, summaries or presentations related to cybersecurity threats, risk and mitigation.

Cybersecurity Risk Role of Management [Text Block]

Our cybersecurity risk assessment and management processes are implemented and maintained by the Cybersecurity Function Group. See “Item 6. Directors, Senior Management and Employees—A. Directors and Senior Management” for details of Mr. Leaf Hua Li’s expertise and prior work experience in the cybersecurity field.

The Cybersecurity Function Group is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into the Company’s overall risk management strategy, and communicating key priorities to relevant personnel. The Cybersecurity Function Group is responsible for approving budgets, helping prepare for cybersecurity incidents, approving cybersecurity processes, and reviewing security assessments and other security-related reports.

Our cybersecurity incident response policy is designed to escalate certain cybersecurity incidents to members of management depending on the circumstances, including our chief executive officer or chief financial officer (the “Responsible Disclosure Party”). The Responsible Disclosure Party work with the Company’s incident response team to help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company’s incident response policy includes reporting to the audit committee of the board of directors for certain cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Cybersecurity Function Group
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Mr. Leaf Hua Li is our founder, chairman of our board of directors and chief executive officer since our inception. Mr. Li has rich experience and expertise in the technology and internet sectors in China. Mr. Li currently holds various positions in other members of our Group, including director, chief executive officer, legal representative and general manager. He is responsible for the overall strategy, research and development, business development and management of our Company. Mr. Li also leads our technology committee to formulate technology development strategies, optimize the existing technology infrastructure and implement large-scale technology projects of our Group. Since April 2025, Mr. Li has served as a non-executive director of Airstar Bank and since October 2025, Mr. Li has also served as the chairman of the board of Airstar Bank. Before founding our company, Mr. Li had served in several senior management roles at Tencent, including the head of Tencent’s multi-media business and its innovation center. Mr. Li joined Tencent in 2000 and was the 18th founding employee of Tencent. He was an early and key research and development participant of Tencent QQ. Mr. Li was also the founder of Tencent Video and led the product design and development of Tencent Video. Mr. Li invented over 10 international and domestic patents while working at Tencent. In 2008, Mr. Li was presented the “Innovative Talent Award” by the municipal government of Shenzhen, Guangdong. Mr. Li received his bachelor’s degree in computer science and technology from Hunan University in June 2000.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Our cybersecurity incident response policy is designed to escalate certain cybersecurity incidents to members of management depending on the circumstances, including our chief executive officer or chief financial officer (the “Responsible Disclosure Party”). The Responsible Disclosure Party work with the Company’s incident response team to help the Company mitigate and remediate cybersecurity incidents of which they are notified. In addition, the Company’s incident response policy includes reporting to the audit committee of the board of directors for certain cybersecurity incidents.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true